United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-Q

Quarterly Schedule of Portfolio Holdings of Registered Management Investment Companies

811-4017

(Investment Company Act File Number)

Federated Equity Funds

___________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds

4000 Ericsson Drive

Warrendale, PA 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

John W. McGonigle, Esquire

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 9/30/16

Date of Reporting Period: Quarter ended 12/31/15

Item 1. Schedule of Investments

Federated Clover Small Value Fund
Portfolio of Investments
December 31, 2015 (unaudited)
Shares			Value
		COMMON STOCKS—95.8%
		Consumer Discretionary—9.3%
436,050	[1]	Ascena Retail Group, Inc.	$4,295,093
183,225		Big Lots, Inc.	7,061,491
154,850	[1]	Carmike Cinemas, Inc.	3,552,259
86,150	[1]	Deckers Outdoor Corp.	4,066,280
126,725	[1]	Diamond Resorts International, Inc.	3,232,755
389,025	[1]	Houghton Mifflin Harcourt Co.	8,472,964
161,450		La-Z-Boy, Inc.	3,942,609
227,700		Sinclair Broadcast Group, Inc.	7,409,358
203,275	[1]	Starz	6,809,713
558,200	[1]	TRI Pointe Group, Inc.	7,072,394
162,150	[1]	Tenneco, Inc.	7,444,306
		TOTAL	63,359,222
		Consumer Staples—3.7%
149,700		Energizer Holdings, Inc.	5,098,782
659,625	[1]	SUPERVALU, Inc.	4,472,257
52,000		Spectrum Brands Holdings, Inc.	5,293,600
73,750	[1]	TreeHouse Foods, Inc.	5,786,425
188,369		Vector Group Ltd.	4,443,625
		TOTAL	25,094,689
		Energy—4.1%
673,400	[1]	Cobalt International Energy	3,636,360
1,373,925	[1]	McDermott International, Inc.	4,602,649
209,050	[1]	Newfield Exploration Co.	6,806,668
178,000		PBF Energy, Inc.	6,552,180
47,900	[1]	PDC Energy, Inc.	2,556,902
597,550	[1]	WPX Energy, Inc.	3,429,937
		TOTAL	27,584,696
		Financials—42.6%
311,825		American Equity Investment Life Holding Co.	7,493,155
123,605		Argo Group International Holdings Ltd.	7,396,523
529,650		BGC Partners, Inc., Class A	5,195,867
245,775		Boston Private Financial Holdings	2,787,089
558,325		CNO Financial Group, Inc.	10,658,424
235,550		Colony Capital, Inc., Class A	4,588,514
230,100		EPR Properties	13,449,345
317,620		Fidelity & Guaranty Life	8,058,019
199,200		First American Financial Corp.	7,151,280
276,575		First Industrial Realty Trust	6,120,605
508,300		First Potomac Realty Trust	5,794,620
197,975		FirstMerit Corp.	3,692,234
338,713		Flushing Financial Corp.	7,329,749
494,575		Great Western Bancorp, Inc.	14,352,566
87,150		Hanover Insurance Group, Inc.	7,088,781
232,250		Healthcare Realty Trust, Inc.	6,577,320
172,425		Highwoods Properties, Inc.	7,517,730
551,925	[1]	Hilltop Holdings, Inc.	10,607,998
241,225		Invesco Mortgage Capital, Inc.	2,988,778
1

Shares			Value
		COMMON STOCKS—continued
		Financials—continued
801,823		Investors Bancorp, Inc.	$9,974,678
216,425		LaSalle Hotel Properties	5,445,253
936,350		Lexington Realty Trust	7,490,800
409,270		Maiden Holdings Ltd.	6,102,216
736,400		New Residential Investment Corp.	8,954,624
187,850		Opus Bank	6,944,815
430,025		Popular, Inc.	12,186,908
170,050		Provident Financial Services, Inc.	3,426,508
622,800		Radian Group, Inc.	8,339,292
167,150		STAG Industrial, Inc.	3,083,918
241,500		Starwood Property Trust, Inc.	4,965,240
178,775		Starwood Waypoint Residential Trust	4,047,466
114,760		Sun Communities, Inc.	7,864,503
448,603		Synovus Financial Corp.	14,525,765
665,200		TCF Financial Corp.	9,392,624
447,650		Talmer Bancorp, Inc.	8,106,941
454,975		Umpqua Holdings Corp.	7,234,102
73,100		Validus Holdings Ltd.	3,383,799
327,450		WSFS Financial Corp.	10,596,282
259,100	[1]	Western Alliance Bancorp	9,291,326
		TOTAL	290,205,657
		Health Care—6.0%
231,125	[1]	Capital Senior Living Corp.	4,821,267
106,050	[1]	Emergent Biosolutions, Inc.	4,243,061
71,325		Hill-Rom Holdings, Inc.	3,427,880
67,255	[1]	Magellan Health, Inc.	4,146,943
129,650	[1]	Medicines Co.	4,841,131
193,700		Owens & Minor, Inc.	6,969,326
68,175	[1]	Wellcare Health Plans, Inc.	5,331,967
301,091	[1]	Wright Medical Group, Inc.	7,280,380
		TOTAL	41,061,955
		Industrials—10.5%
226,375		Actuant Corp.	5,423,945
195,420		Barnes Group, Inc.	6,915,914
94,250		Curtiss Wright Corp.	6,456,125
517,350		Donnelley (R.R.) & Sons Co.	7,615,392
49,550		Dun & Bradstreet Corp.	5,149,732
171,600	[1]	FTI Consulting, Inc.	5,947,656
291,700		General Cable Corp.	3,917,531
143,850		Hexcel Corp.	6,681,832
338,675		KBR, Inc.	5,730,381
604,775		Mueller Water Products, Inc.	5,201,065
67,559		Unifirst Corp.	7,039,648
112,675		Woodward, Inc.	5,595,440
		TOTAL	71,674,661
		Information Technology—8.5%
388,750	[1]	Benchmark Electronics, Inc.	8,035,462
380,050		Brooks Automation, Inc.	4,058,934
252,750	[1]	CIENA Corp.	5,229,398
69,800	[1]	Cavium, Inc.	4,586,558
242,100		Evertec, Inc.	4,052,754
2

Shares			Value
		COMMON STOCKS—continued
		Information Technology—continued
119,700	[1]	Fireeye, Inc.	$2,482,578
187,200	[1]	Infoblox, Inc.	3,442,608
94,400		MKS Instruments, Inc.	3,398,400
198,950	[1]	Marketo, Inc.	5,711,854
149,875	[1]	Q2 Holdings, Inc.	3,952,204
395,775	[1]	Unisys Corp.	4,373,314
87,800	[1]	Verint Systems, Inc.	3,561,168
79,050	[1]	ViaSat, Inc.	4,822,841
		TOTAL	57,708,073
		Materials—3.1%
108,400	[1]	Berry Plastics Group, Inc.	3,921,912
257,000		Kapstone Paper and Packaging Corp.	5,805,630
316,575		Olin Corp.	5,464,085
297,522	[1]	Summit Materials, Inc.	5,962,338
		TOTAL	21,153,965
		Telecommunication Services—0.5%
97,325		Cogent Communications Holdings, Inc.	3,376,204
		Utilities—7.5%
377,550		Aqua America, Inc.	11,250,990
230,475		Atmos Energy Corp.	14,529,144
109,725		Pinnacle West Capital Corp.	7,075,068
306,575		Portland General Electric Co.	11,150,133
258,850		TECO Energy, Inc.	6,898,352
		TOTAL	50,903,687
		TOTAL COMMON STOCKS (IDENTIFIED COST $613,710,060)	652,122,809
		INVESTMENT COMPANY—4.0%
27,421,889	[2]	Federated Prime Value Obligations Fund, Institutional Shares, 0.27%[3] (AT NET ASSET VALUE)	27,421,889
		TOTAL INVESTMENTS—99.8% (IDENTIFIED COST $641,131,949)[4]	679,544,698
		OTHER ASSETS AND LIABILITIES - NET—0.2%[5]	1,457,517
		TOTAL NET ASSETS—100%	$681,002,215
1	Non-income-producing security.
2	Affiliated holding.
3	7-day net yield.
4	At December 31, 2015, the cost of investments for federal tax purposes was $641,131,949. The net unrealized appreciation of investments for federal tax purposes was $38,412,749. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $75,295,574 and net unrealized depreciation from investments for those securities having an excess of cost over value of $36,882,825.
5	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at December 31, 2015.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Equity securities including shares of exchange traded funds listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Fund's Board of Trustees (the “Trustees”).
■	Fixed-income securities and repurchase agreements acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium), unless the issuer's creditworthiness is impaired or other factors indicate that amortized cost is not an accurate estimate of the investment's fair value, in which case it would be valued in the same manner as a longer-term security.
3

■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, or if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
Fair Valuation Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a valuation committee (“Valuation Committee”) comprised of officers of the Fund, Federated Global Investment Management Corp. (“Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of December 31, 2015, all investments of the Fund utilized Level 1 inputs in valuing the Fund's assets carried at fair value.
4
Federated Clover Value Fund
Portfolio of Investments
December 31, 2015 (unaudited)
Shares			Value
		COMMON STOCKS—97.8%
		Consumer Discretionary—13.9%
249,000		Kohl's Corp.	$11,859,870
899,800	[1]	Liberty Interactive Corp. QVC Group	24,582,536
1,378,400	[1]	Live Nation Entertainment, Inc.	33,867,288
302,700		Macy's, Inc.	10,588,446
1,038,000	[1]	Tegna, Inc.	26,489,760
		TOTAL	107,387,900
		Consumer Staples—5.9%
271,700		CVS Health Corp.	26,564,109
236,700	[1]	Edgewell Personal Care Co.	18,550,179
		TOTAL	45,114,288
		Energy—8.6%
313,100		Devon Energy Corp.	10,019,200
512,000	[1]	Newfield Exploration Co.	16,670,720
543,500		Suncor Energy, Inc.	14,022,300
361,500		Valero Energy Corp.	25,561,665
		TOTAL	66,273,885
		Financials—22.6%
518,100		American International Group, Inc.	32,106,657
150,200		Ameriprise Financial, Inc.	15,984,284
1,430,200		Bank of America Corp.	24,070,266
653,800		Bank of New York Mellon Corp.	26,949,636
1,663,100		Fifth Third Bancorp	33,428,310
670,619		Hartford Financial Services Group, Inc.	29,145,102
642,400		Starwood Property Trust, Inc.	13,207,744
		TOTAL	174,891,999
		Health Care—13.8%
542,400		Abbott Laboratories	24,359,184
602,600	[1]	Brookdale Senior Living, Inc.	11,123,996
717,600		Pfizer, Inc.	23,164,128
379,000		Teva Pharmaceutical Industries Ltd., ADR	24,877,560
198,500		UnitedHealth Group, Inc.	23,351,540
		TOTAL	106,876,408
		Industrials—11.0%
527,500		Ingersoll-Rand PLC, Class A	29,165,475
187,700		Manpowergroup, Inc.	15,821,233
173,600		Stanley Black & Decker, Inc.	18,528,328
407,900		Waste Management, Inc.	21,769,623
		TOTAL	85,284,659
		Information Technology—9.9%
907,900		Hewlett Packard Enterprise Co.	13,800,080
769,700	[1]	PayPal Holdings, Inc.	27,863,140
1,663,300		Symantec Corp.	34,929,300
		TOTAL	76,592,520
		Materials—4.1%
500,100		Packaging Corp. of America	31,531,305
		Telecommunication Services—4.1%
6,752,900		Frontier Communications Corp.	31,536,043
1

Shares			Value
		COMMON STOCKS—continued
		Utilities—3.9%
363,000		CMS Energy Corp.	$13,097,040
178,800		Sempra Energy	16,808,988
		TOTAL	29,906,028
		TOTAL COMMON STOCKS (IDENTIFIED COST $731,331,330)	755,395,035
		INVESTMENT COMPANY—2.1%
16,707,792	[2]	Federated Prime Value Obligations Fund, Institutional Shares, 0.27%[3] (AT NET ASSET VALUE)	16,707,792
		TOTAL INVESTMENTS—99.9% (IDENTIFIED COST $748,039,122)[4]	772,102,827
		OTHER ASSETS AND LIABILITIES - NET—0.1%[5]	507,417
		TOTAL NET ASSETS—100%	$772,610,244
1	Non-income-producing security.
2	Affiliated holding.
3	7-day net yield.
4	At December 31, 2015, the cost of investments for federal tax purposes was $748,039,122. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized appreciation resulting from the translation from foreign currencies to U.S. dollars of assets and liabilities other than investments in securities was $24,063,705. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $77,784,845 and net unrealized depreciation from investments for those securities having an excess of cost over value of $53,721,140.
5	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at December 31, 2015.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Equity securities including shares of exchange traded funds listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Fund's Board of Trustees (the “Trustees”).
■	Fixed-income securities and repurchase agreements acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium), unless the issuer's creditworthiness is impaired or other factors indicate that amortized cost is not an accurate estimate of the investment's fair value, in which case it would be valued in the same manner as a longer-term security.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, or if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
Fair Valuation and Significant Events Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a valuation committee (“Valuation Committee”) comprised of officers of the Fund, Federated Global Investment Management Corp. (“Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different
2

pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
The Trustees have adopted procedures whereby the Valuation Committee uses a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Trustees. The Trustees have ultimate responsibility for any fair valuations made in response to a significant event.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of December 31, 2015, all investments of the Fund utilized Level 1 inputs in valuing the Fund's assets carried at fair value.
The following acronym is used throughout this portfolio:
ADR	—American Depositary Receipt
3
Federated Prudent Bear Fund
Portfolio of Investments
December 31, 2015 (unaudited)
Shares or Principal Amount			Value
		COMMON STOCKS—51.8%
		Consumer Discretionary—2.0%
48,000		McDonald's Corp.	$5,670,720
80,000		Pearson PLC	864,566
		TOTAL	6,535,286
		Consumer Staples—10.6%
29,000		Altria Group, Inc.	1,688,090
246,000		Diageo PLC	6,708,540
77,500		Imperial Tobacco Group PLC	4,076,156
23,000		Nestle S.A.	1,704,844
58,000		Philip Morris International, Inc.	5,098,780
117,500		Procter & Gamble Co.	9,330,675
37,500		Reynolds American, Inc.	1,730,625
80,000		Unilever PLC	3,425,422
		TOTAL	33,763,132
		Energy—1.0%
6,000	[1]	Concho Resources, Inc.	557,160
9,000	[1]	Diamondback Energy, Inc.	602,100
4,000		EOG Resources, Inc.	283,160
2,000		EQT Midstream Partners LP	150,920
10,000		Enterprise Products Partners LP	255,800
11,000		Marathon Petroleum Corp.	570,240
15,000	[1]	Newfield Exploration Co.	488,400
8,000		Tesoro Logistics LP	402,560
		TOTAL	3,310,340
		Financials—14.1%
90,000		Australia & New Zealand Banking Group, Melbourne	1,816,290
68,500	[1]	Berkshire Hathaway, Inc.	9,044,740
7,000		Boston Properties, Inc.	892,780
20,000		Coresite Realty Corp.	1,134,400
15,000		Crown Castle International Corp.	1,296,750
30,000		Cubesmart	918,600
50,000		Empire State Realty Trust, Inc.	903,500
4,000		Essex Property Trust, Inc.	957,640
47,500		JPMorgan Chase & Co.	3,136,425
76,000		National Australia Bank Ltd., Melbourne	1,656,795
20,000		Plum Creek Timber Co., Inc.	954,400
5,000		Rayonier, Inc.	111,000
47,000		State Street Corp.	3,118,920
20,000		Sun Communities, Inc.	1,370,600
213,000		U.S. Bancorp	9,088,710
161,500		Wells Fargo & Co.	8,779,140
		TOTAL	45,180,690
		Health Care—7.6%
60,000		AbbVie, Inc.	3,554,400
167,000		GlaxoSmithKline PLC	3,373,065
30,500		Johnson & Johnson	3,132,960

Shares or Principal Amount			Value
		COMMON STOCKS—continued
		Health Care—continued
134,000		Merck & Co., Inc.	$7,077,880
14,000		Roche Holding AG	3,858,234
78,000		Sanofi, ADR	3,326,700
		TOTAL	24,323,239
		Industrials—0.7%
203,276		BBA Group PLC	566,387
2,000		Canadian Pacific Railway Ltd.	255,200
10,000		Hexcel Corp.	464,500
120,000		Transurban Group	911,142
		TOTAL	2,197,229
		Information Technology—0.5%
70,000	[1]	Hewlett-Packard Co.	828,800
16,000		Qualcomm, Inc.	799,760
		TOTAL	1,628,560
		Materials—0.8%
20,000		Agnico Eagle Mines Ltd.	525,600
55,000	[1]	Kennady Diamonds, Inc.	119,643
200,000	[1]	Lake Shore Gold Corp.	162,200
325,000	[1]	Lake Shore Gold Corp.	263,063
20,000	[1]	Lundin Mining Corp.	54,925
7,000		LyondellBasell Investment LLC	608,300
2,000		Methanex Corp.	66,020
150,833	[1]	Mountain Province Diamonds, Inc.	431,668
25,000	[1]	Stillwater Mining Co.	214,250
		TOTAL	2,445,669
		Telecommunication Services—6.7%
266,500		AT&T, Inc.	9,170,265
198,000		Verizon Communications, Inc.	9,151,560
100,000		Vodafone Group PLC, ADR	3,226,000
		TOTAL	21,547,825
		Utilities—7.8%
109,500		American Electric Power Co., Inc.	6,380,565
21,000		American Water Works Co., Inc.	1,254,750
35,000		California Water Service Group	814,450
122,500		Duke Energy Corp.	8,745,275
38,000		SSE PLC	850,918
144,000		Southern Co.	6,737,760
		TOTAL	24,783,718
		TOTAL COMMON STOCKS (IDENTIFIED COST $164,892,532)	165,715,688
		U.S. TREASURY—31.2%
		U.S. Treasury Bills—6.2%
20,000,000	[2]	United States Treasury Bill, 0.095%, 3/24/2016	19,992,600
		U.S. Treasury Notes—25.0%
79,999,999	[3]	United States Treasury Note, 0.250%, 2/29/2016	80,001,784
		TOTAL U.S. TREASURY (IDENTIFIED COST $100,002,998)	99,994,384

Shares or Principal Amount			Value
		INVESTMENT COMPANY—19.7%
62,971,516	[4]	Federated U.S. Treasury Cash Reserves Fund, Institutional Shares, 0.04%[5] (AT NET ASSET VALUE)	$62,971,516
		TOTAL INVESTMENTS—102.7% (IDENTIFIED COST $327,867,046)[6]	328,681,588
		OTHER ASSETS AND LIABILITIES - NET—(2.7)%[7]	(8,506,857)
		TOTAL NET ASSETS—100%	$320,174,731
SECURITIES SOLD SHORT
Shares		Value
19,500	3M Co.	$2,937,480
15,050	Akamai Technologies, Inc.	792,081
3,000	Alliance Data Systems Corp.	829,710
24,000	Apple, Inc.	2,526,240
10,500	Autodesk, Inc.	639,765
7,950	Avago Technologies Ltd.	1,153,943
256,000	AES Corp.	2,449,920
340,000	Banco Bradesco SA, ADR	1,635,400
18,000	Burlington Stores, Inc.	772,200
205,000	Calpine Corp.	2,966,350
28,000	Caterpillar, Inc.	1,902,880
41,500	Charles Schwab Corp.	1,366,595
5,500	Charter Communications, Inc.	1,007,050
32,500	Check Point Software Technologies Ltd.	2,644,850
9,500	Chipotle Mexican Grill, Inc.	4,558,575
70,050	Cisco Systems, Inc.	1,902,208
56,500	Comcast Corp., Class A	3,188,295
36,000	CommScope Holdings Co., Inc.	932,040
488,000	Consumer Staples Select Sector SPDR Fund	24,639,120
6,200	Costco Wholesale Corp.	1,001,300
23,500	Cummins, Inc.	2,068,235
39,500	CIENA Corp.	817,255
14,500	Deere & Co.	1,105,915
13,000	Dollar Tree, Inc.	1,003,860
16,000	Dover Corp.	980,960
14,000	Electronic Arts, Inc.	962,080
74,000	Enbridge, Inc.	2,456,060
190,000	Energy Select Sector SPDR	11,504,500
5,000	F5 Networks, Inc.	484,800
67,000	Fastenal Co.	2,734,940
219,000	Financial Select Sector SPDR Fund	5,207,820
250,000	Flextronics International Ltd.	2,802,500
54,000	General Growth Properties, Inc.	1,469,340
55,000	Gulfport Energy Corp.	1,351,350
90,000	Halliburton Co.	3,063,600
44,000	Hanesbrands, Inc.	1,294,920
270,000	Health Care Select Sector SPDR Fund	19,453,500
62,000	Industrial Select Sect SPDR	3,286,620
60,000	Intel Corp.	2,067,000
27,000	iShares 20+ Year Treasury Bond ETF	3,256,740
265,500	iShares Dow Jones U.S. Telecommunications Sector Index Fund	7,643,745

Shares		Value
148,000	iShares Russell 2000 ETF	$16,651,480
120,000	iShares U.S. Home Construction ETF	3,252,000
270,000	Itau Unibanco Holding SA, ADR	1,757,700
85,000	Juniper Networks, Inc.	2,346,000
10,000	Mastercard, Inc.	973,600
295,500	Materials Select Sector SPDR Trust	12,830,610
35,000	Motorola, Inc.	2,395,750
10,000	Parker-Hannifin Corp.	969,800
29,000	PerkinElmer, Inc.	1,553,530
31,000	Polaris Industries, Inc., Class A	2,664,450
28,500	Rockwell Automation, Inc.	2,924,385
40,000	Schlumberger Ltd.	2,790,000
10,150	Skyworks Solutions, Inc.	779,824
8,000	SAP SE, ADR	632,800
120,000	SPDR S&P 500 ETF Trust	24,466,800
8,000	SPDR S&P Retail ETF	345,920
5,000	Tesla Motors, Inc.	1,200,050
56,000	The ADT Corp.	1,846,880
30,000	TransCanada Corp.	977,700
22,500	TJX Cos., Inc.	1,595,475
37,000	Under Armour, Inc., Class A	2,982,570
10,000	UnitedHealth Group, Inc.	1,176,400
5,000	Utilities Select Sector SPDR Fund	216,400
140,000	Vanguard REIT ETF	11,162,200
37,000	Wabtec Corp.	2,631,440
24,000	Walt Disney Co.	2,521,920
12,000	Whirlpool Corp.	1,762,440
19,000	Whole Foods Market, Inc.	636,500
34,500	Williams-Sonoma, Inc.	2,015,145
	TOTAL SECURITIES SOLD SHORT (PROCEEDS $245,617,106)	$242,921,511
At December 31, 2015, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Unrealized (Depreciation)
1S&P 500 Index Short Futures	260	$132,301,000	March 2016	$(111,345)
The average notional value of short futures contracts held by the Fund throughout the period was $155,193,281, respectively. This is based on the amounts held as of each month-end throughout the three-month fiscal period.
At December 31, 2015, the Fund had the following outstanding foreign exchange contracts:
Settlement Date	Counterparty	Foreign Currency Units to Deliver/Receive	In Exchange For	Unrealized (Depreciation)
Contracts Sold:
1/4/2016	State Street Bank and Trust Company	17,185 GBP	$25,331	$(4)
The average value at settlement date payable and receivable of foreign exchange contracts purchased and sold by the Fund throughout the period was $3,586 and $1,367, respectively. This is based on the contracts held as of each month-end throughout the three-month fiscal period.
Net Unrealized Appreciation/Depreciation on Value of Securities Sold Short, Future Contracts and Foreign Exchange Contracts is included in “Other Assets and Liabilities—Net”.
The average notional amount of purchased put options held by the Fund throughout the period was $58,500. This is based on amounts held as of each month-end throughout the three-month fiscal period. At December 31, 2015, the Fund had no outstanding purchased put options.
1	Non-income-producing security.
2	Discount rate at time of purchase.

3	Pledged as collateral to ensure the Fund is able to satisfy the obligations of its outstanding futures contracts.
4	Affiliated holding.
5	7-day net yield.
6	At December 31, 2015, the cost of investments for federal tax purposes was $327,867,046. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized appreciation/depreciation resulting from: (a) foreign currencies to U.S. dollars of assets and liabilities other than investments in securities; (b) outstanding foreign currency commitments; (c) futures contracts; and (d) short sales was $814,542. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $4,446,144 and net unrealized depreciation from investments for those securities having an excess of cost over value of $3,631,602.
7	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at December 31, 2015.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Equity securities including shares of exchange traded funds listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Fund's Board of Trustees (the “Trustees”).
■	Fixed-income securities and repurchase agreements acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium), unless the issuer's creditworthiness is impaired or other factors indicate that amortized cost is not an accurate estimate of the investment's fair value, in which case it would be valued in the same manner as a longer-term security.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, or if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
Fair Valuation and Significant Events Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a valuation committee (“Valuation Committee”) comprised of officers of the Fund, Federated Equity Management Company of Pennsylvania (“Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
The Trustees have adopted procedures whereby the Valuation Committee uses a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Trustees. The Trustees have ultimate responsibility for any fair valuations made in response to a significant event.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used, as of December 31, 2015, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1– Quoted Prices	Level 2– Other Significant Observable Inputs	Level 3– Significant Unobservable Inputs	Total
Equity Securities:
Common Stocks
Domestic	$126,864,010	$—	$—	$126,864,010
International	9,039,319	29,812,359	—	38,851,678
Debt Securities:
U.S. Treasury	—	99,994,384	—	99,994,384
Investment Company	62,971,516	—	—	62,971,516
TOTAL SECURITIES	$198,874,845	$129,806,743	$—	$328,681,588
Other Financial Instruments[1]	$—	$—	$—	$—
Assets	—	—	—	—
Liabilities	(243,032,860)	—	—	(243,032,860)
TOTAL OTHER FINANCIAL INSTRUMENTS	$(243,032,860)	$—	$—	$(243,032,860)
1	Other financial instruments include securities sold short, futures contracts and foreign exchange contracts.
The following acronyms are used throughout this portfolio:
ADR	—American Depositary Receipt
ETF	—Exchange-Traded Fund
GBP	—British Pound
REIT	—Real Estate Investment Trust
SPDR	—Standard & Poor's Depositary Receipt
6

Item 2. Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Federated Equity Funds

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date February 22, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ J. Christopher Donahue

J. Christopher Donahue

Principal Executive Officer

Date February 22, 2016

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date February 22, 2016